INCOME TAXES - Net deferred tax assets (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Deferred tax assets:
Net operating loss carryforward	$ 64,139
Accrued payroll liability	3,825	$ 12,952
Valuation allowance	(64,139)
Net deferred tax assets	$ 3,825	$ 12,952